Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2018
Supplemental Cash Flow Elements [Abstract]
Supplementary Cash Flow Information
SUPPLEMENTARY CASH FLOW INFORMATION

(in millions)	2018	2017
Cash paid for
Interest	$969	$927
Income taxes	73	69
Change in working capital
Accounts receivable and other current assets	$(204)	$(74)
Prepaid expenses	1	(3)
Inventories	(8)	(6)
Regulatory assets - current portion	16	39
Accounts payable and other current liabilities	99	119
Regulatory liabilities - current portion	(6)	(172)
	$(102)	$(97)
Non-cash investing and financing activities
Accrued capital expenditures	$328	$307
Common share dividends reinvested	272	253
Gila River generating station Unit 2 capital lease	223	—
Contributions in aid of construction	14	35
Exercise of stock options into common shares	1	5